Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000219256 | Altria Group8305456
Holdings [Line Items]
Percent of Total Investments	5.50%
C000219256 | Verizon Communications8305544
Holdings [Line Items]
Percent of Total Investments	4.10%
C000219256 | AT&T8305467
Holdings [Line Items]
Percent of Total Investments	4.00%
C000219256 | PepsiCo8305524
Holdings [Line Items]
Percent of Total Investments	3.80%
C000219256 | American Express8305460
Holdings [Line Items]
Percent of Total Investments	2.90%
C000219256 | Costco Wholesale8305485
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219256 | Simon Property Group8305534
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219256 | General Motors8305499
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219256 | Caterpillar8305478
Holdings [Line Items]
Percent of Total Investments	2.70%
C000219256 | Chevron8305480
Holdings [Line Items]
Percent of Total Investments	2.70%
C000219256 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000219256 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219256 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219256 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219256 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219256 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219256 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219256 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219256 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000219256 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000219256 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000219256 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000219256 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000219256 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000219253 | CoreCivic8304932
Holdings [Line Items]
Percent of Total Investments	0.70%
C000219253 | Sprouts Farmers Market8305199
Holdings [Line Items]
Percent of Total Investments	0.60%
C000219253 | Masimo8305071
Holdings [Line Items]
Percent of Total Investments	0.60%
C000219253 | United Fire Group8305221
Holdings [Line Items]
Percent of Total Investments	0.60%
C000219253 | Exelixis8304976
Holdings [Line Items]
Percent of Total Investments	0.60%
C000219253 | Unum Group8305233
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219253 | Cal-Maine Foods8304891
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219253 | DT Midstream8304947
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219253 | Chesapeake Energy8304978
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219253 | BellRing Brands8304874
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219253 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219253 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219253 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219253 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000219253 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000219253 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219253 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000219253 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000219253 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219253 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219253 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000219253 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000219254 | Altria Group8305293
Holdings [Line Items]
Percent of Total Investments	5.50%
C000219254 | Verizon Communications8305283
Holdings [Line Items]
Percent of Total Investments	4.10%
C000219254 | AT&T8305302
Holdings [Line Items]
Percent of Total Investments	4.00%
C000219254 | PepsiCo8305358
Holdings [Line Items]
Percent of Total Investments	3.80%
C000219254 | American Express8305296
Holdings [Line Items]
Percent of Total Investments	2.90%
C000219254 | Costco Wholesale8305319
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219254 | Simon Property Group8305273
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219254 | General Motors8305332
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219254 | Caterpillar8305311
Holdings [Line Items]
Percent of Total Investments	2.70%
C000219254 | Chevron8305313
Holdings [Line Items]
Percent of Total Investments	2.70%
C000219254 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219254 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219254 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219254 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219254 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000219254 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219254 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000219254 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000219254 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000219254 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000219254 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000219254 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000219255 | Cal-Maine Foods8305391
Holdings [Line Items]
Percent of Total Investments	3.00%
C000219255 | Perdoceo Education8305468
Holdings [Line Items]
Percent of Total Investments	2.60%
C000219255 | HCI Group8305426
Holdings [Line Items]
Percent of Total Investments	2.50%
C000219255 | Assured Guaranty8305379
Holdings [Line Items]
Percent of Total Investments	2.50%
C000219255 | Innoviva8305435
Holdings [Line Items]
Percent of Total Investments	2.00%
C000219255 | Collegium Pharmaceutical8305395
Holdings [Line Items]
Percent of Total Investments	1.70%
C000219255 | CONSOL Energy8305396
Holdings [Line Items]
Percent of Total Investments	1.50%
C000219255 | Stride8305501
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219255 | Warrior Met Coal8305515
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219255 | Enova International8305412
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219255 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219255 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000219255 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219255 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000219255 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219255 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000219255 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219255 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000219255 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000219255 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219255 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000219255 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000226842 | NVIDIA8305625
Holdings [Line Items]
Percent of Total Investments	5.50%
C000226842 | Meta Platforms8305615
Holdings [Line Items]
Percent of Total Investments	4.90%
C000226842 | Alphabet8305533
Holdings [Line Items]
Percent of Total Investments	4.90%
C000226842 | Apple8305539
Holdings [Line Items]
Percent of Total Investments	4.60%
C000226842 | Microsoft8305617
Holdings [Line Items]
Percent of Total Investments	4.40%
C000226842 | Visa8305661
Holdings [Line Items]
Percent of Total Investments	4.30%
C000226842 | Mastercard8305611
Holdings [Line Items]
Percent of Total Investments	4.20%
C000226842 | Procter & Gamble8305633
Holdings [Line Items]
Percent of Total Investments	3.90%
C000226842 | Intuitive Surgical8305599
Holdings [Line Items]
Percent of Total Investments	3.90%
C000226842 | Progressive8305635
Holdings [Line Items]
Percent of Total Investments	3.80%
C000226842 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000226842 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000226842 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000226842 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000226842 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000226842 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000226842 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000226842 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000226842 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%